Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Summary of Stock Options Activity

The following is a summary of stock options activity during the nine months ended September 30, 2019:

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance—January 1, 2019	1,867,747	$9.01	9.64	$19,573,295
Options granted	195,975	$9.49
Options exercised	(487)	$4.14		$1,630
Options cancelled	(165,622)	$8.76

Balance—September 30, 2019	1,897,613	$9.10	9.02	$498,451

Exercisable as of September 30, 2019	218,096	$6.31	7.55	$359,753

Vested and expected to vest as of September 30, 2019	1,954,263	$9.13	8.75	$498,451

The following is a summary of stock options activity during the year-ended December 31, 2018:

	Options Outstanding
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance—January 1, 2018	437,400	$6.01
Options granted	1,547,938	$9.72
Options exercised	(4,465)	$4.13		$14,410
Options cancelled	(113,126)	$7.02

Balance—December 31, 2018	1,867,747	$9.01	9.64	$19,573,295

Exercisable as of December 31, 2018	181,701	$5.85	7.65	$2,480,184
Vested and expected to vest as of December 31, 2018	1,867,747	$9.01	9.64	$19,573,295

Summary of Weighted Average Assumptions Used in Black-Scholes Option-Pricing Model to Determine Grant Fair Value

The following are weighted-average assumptions used in the Black-Scholes option-pricing model to determine grant fair value:

	September 30, 2018	September 30, 2019
	Weighted- Average	Weighted- Average
Expected term (in years)	0.00	5.77
Volatility	0.00%	66.72%
Risk-free interest rate	0.00%	1.76%
Dividend Yield	0.000	0.000

The following are weighted-average assumptions used in the Black-Scholes option-pricing model with to determine grant fair value:

	2017	2018
	Weighted- Average	Weighted- Average
Expected term (in years)	5.91	5.73
Volatility	53.51%	55.06%
Risk-free interest rate	2.16%	2.59%
Dividend Yield	0.000	0.000

Summary of Restricted Stock Activity

A summary of restricted stock activity within the Company’s equity plans and changes for the nine months ended September 30, 2019, is as follows:

Restricted Stock Awards	Shares	Weighted Average Grant- Date Fair Value
Nonvested at January 1, 2019	—	$—
Granted	2,645,123	$18.89
Vested	—	$—
Forfeited	(69,141)	$19.50

Nonvested at September 30, 2019	2,575,982	$18.87

Summary of Total Stock-based Compensation Expense by Function

The following table summarizes the total stock-based compensation expense by function for the three and nine months ended September 30, 2018 and 2019:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2019	2018	2019
	(in thousands)		(in thousands)
Sales and distribution expenses	5	1,617	11	2,533
Research and development expenses	8	1,327	21	1,878
General and administrative expenses	128	4,772	450	7,424

Total stock-based compensation expense	$141	$7,716	$482	$11,835